SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of detailed information about basis of consolidation
As of December 31, 2021 and 2020, the following entities comprise the Group (the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes, except for the elimination of Credicorp’s treasury shares and its related dividends):
Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss):
		2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Grupo Crédito S.A. and Subsidiaries (i)	Holding, Peru	100.00	100.00	218,429,760	210,298,709	191,639,807	189,194,894	26,789,953	21,103,815	3,664,520	274,816
Pacífico Compañía de Seguros y Reaseguros S.A and Subsidiaries (ii)	Insurance, Peru	98.86	98.81	16,486,493	16,020,865	14,188,938	13,036,221	2,297,555	2,984,644	(130,491)	194,639
Atlantic Security Holding Corporation and Subsidiaries (iii)	Capital Markets, Cayman Islands	100.00	100.00	11,688,283	8,593,553	9,508,250	6,876,666	2,180,033	1,716,887	188,060	507,303
Credicorp Capital Ltd. and Subsidiaries (iv)	Capital Markets and asset management, Bermuda	100.00	100.00	4,692,121	4,535,200	3,701,411	3,600,354	990,710	934,846	81,992	(65,575)
CCR Inc.(v)	Special purpose Entity, Bahamas	100.00	100.00	105,733	259,373	104,703	257,996	1,030	1,377	(254)	484

(i)
Grupo Crédito is a company whose main activities are to carry out management and administration activities of the Credicorp Group’s subsidiaries and invest in shares listed on the Peruvian Stock Exchange and unlisted shares of Peruvian companies. we present the individual or consolidated figures of their financial statements are presented in accordance with IFRS and before eliminations for consolidation purposes:

Entity	Activity and country of incorporation	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss):
		2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
		%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Banco de Crédito del Perú and Subsidiaries (a)	Banking, Peru	97.74	97.71	199,307,837	195,702,525	178,545,004	177,367,887	20,762,833	18,334,638	3,662,192	244,303
Inversiones Credicorp Bolivia S.A. and Subsidiaries (b)	Banking, Bolivia	99.96	99.96	13,839,856	12,533,378	12,952,609	11,802,383	887,247	730,995	80,752	(65,653)
Prima AFP (c)	Private pension fund administrator, Peru	100.00	100.00	839,772	1,107,706	265,185	407,536	574,587	700,170	146,057	148,141
Tenpo SpA and Subsidiaries (d)	Holding, Chile	100.00	100.00	158,328	95,693	43,140	22,453	115,188	73,240	(34,362)	(19,912)

a)
BCP was established in 1889 and its activities are regulated by the Superintendency of Banks, Insurance and Pension Funds -Perú (the authority that regulates banking, insurance and pension funds activities in Peru, hereinafter “the SBS”).

Its main Subsidiary is Mibanco, Banco de la Microempresa S.A. (hereinafter “MiBanco”), a banking entity in Perú oriented towards the micro and small business sector. As of December 31, 2021, the assets, liabilities, equity and net result of Mibanco amount to approximately S/16,162.6 million, S/13,799.6 million, S/2,363.0 million and S/(266.3) million, respectively (S/15,649.5 million, S/13,539.5 million, S/2,110.0 million, and S/(379.3) million, respectively December 31, 2020).
b)
Inversiones Credicorp Bolivia S.A. (hereinafter  “ICBSA”) was established in February 2013 and its objective is to make capital investments for its own account or for the account of third parties in companies and other entities providing financial services, exercising or determining the management, administration, control and representation thereof, both nationally and abroad, for which it can invest in capital markets, insurance, asset management, pension funds and other related financial and/or stock exchange products.

Its principal Subsidiary is Banco de Crédito de Bolivia (hereinafter “BCB”), a commercial bank which operates in Bolivia. As of December 31, 2021, the assets, liabilities, equity and net result of BCB were approximately S/13,799.8 million, S/12,964.8 million, S/835.0 million and S/(72.3) million, respectively (S/12,472.4 million, S/ 11,781.4 million, S/691.0 million and S/(74.3) million, respectively as of December 31, 2020).
c)	Prima AFP is a private pension fund and its activities are regulated by the SBS.

d)
Tenpo SpA (hereinafter “Tenpo”, before “Krealo SpA”) was established in January 2019; and is oriented to make capital investments outside the country. On July 1, 2019, Tenpo (Krealo SpA) acquired Tenpo Technologies SpA (before “Tenpo SpA”) and Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”)

(ii)
Pacífico Seguros is an entity regulated by the SBS and its activities comprise the contracting and management of all types of general risk and life insurance, reinsurance and property investment and financial operations. Its Subsidiaries are Crediseguro Seguros Personales, Crediseguro Seguros Generales and Pacifico Asiste and it has Pacífico EPS as an associate, which are dynamic participants in the business of multiple and health insurance, respectively.

(iii)
Its most important subsidiary is ASB Bank Corp. (merged with Atlantic Security Bank on August 2021, see Note 2(a)), was established in September 9, 2020 in the Republic of Panama; its main activities are private and institutional banking services and trustee administration, mainly for BCP’s Peruvian customers.

The decrease in results for 2021 with respect to 2020, is due to the fact that in March 2020 Credicorp paid dividends for S/441.3 million (this transaction is eliminated at the level of Credicorp’s consolidated financial statements) and during the 2021 Credicorp paid dividends for S/72.9 million.

(iv)
Credicorp Capital Ltd. was formed in 2012, and its main subsidiaries are Credicorp Capital Holding Peru (owner of Credicorp Capital Perú S.A.A.), Credicorp Holding Colombia (owner of Credicorp Capital Colombia and Mibanco – Banco de la Microempresa de Colombia S.A.), and Credicorp Capital Holding Chile (owner of Credicorp Capital Chile), which carry out their activities in Peru, Colombia and Chile, respectively. We present below the consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes:

Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss):
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
	%	%	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Credicorp Holding Colombia S.A.S. and Subsidiaries (a)	100.00	100.00	3,288,924	3,229,783	2,608,445	2,606,724	680,479	623,059	51,723	(60,398)
Credicorp Capital Holding Chile and Subsidiaries (b)	100.00	100.00	1,121,622	915,013	933,173	744,027	188,449	170,986	(6,108)	(16,979)
Credicorp Capital Holding Perú S.A. and Subsidiaries (c)	100.00	100.00	259,348	358,241	135,937	228,555	123,411	129,686	31,046	37,804

a)
Credicorp Holding Colombia was incorporated in Colombia on March 5, 2012, and its main purpose is the administration, management and increase of its equity through the promotion of industrial and commercial activity, through investment in other companies or legal persons.

Its main subsidiaries are Credicorp Capital Colombia S.A, which was acquired in Colombia in 2012 and merged with Ultraserfinco S.A. In June 2020, this subsidiary is oriented to the activities of commission agents and securities brokers. Likewise, Mibanco Colombia (before Banco Compartir S.A.) was acquired in 2019 and merged with Edyficar S.A.S. in October 2020, this subsidiary is oriented to grant credits to the micro and small business sector. As of December 31, 2021 and 2020, the direct and indirect interest held by Credicorp and the assets, liabilities, equity and net income were:
Entity	Percentage of interest (direct and indirect)		Assets		Liabilities		Equity		Net income (loss):
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
	%	%	%	%	%	%	%	%	%	%
Credicorp Capital Colombia S.A.	100.00	100.00	1,544,956	1,630,701	1,378,697	1,438,236	166,259	192,465	37,147	45,454
MiBanco – Banco de la Microempresa de Colombia S.A.	85.58	83.07	1,392,887	1,207,875	1,158,575	992,611	234,312	215,264	43,042	(50,742)

b)
Credicorp Holding Chile was incorporated in Chile on July 18, 2012, and aims to invest for long-term profitable purposes, in corporeal goods (movable and immovable property) and incorporeal, located in Chile or abroad. Its main subsidiary is Credicorp Capital Chile S.A.

c)
Credicorp Capital Holding Perú S.A. was incorporated in Peru on October 30, 2014, and aims to be the Peruvian holding of investment banking. Its main subsidiary Credicorp Capital Perú S.A.A.; which has as its main activity the function of holding shares, participations and transferable securities in general, providing advisory services in corporate and financial matters, and investment in real estate.

(v)
CCR Inc. was incorporated in 2000, its main activity is to manage loans granted to BCP by foreign financial entities, See Note 17(a)(ix). These loans are collateralized by transactions performed by BCP.

Estimated useful lives of property, furniture and equipment
Land is not depreciated. Depreciation is calculated using the straight-line method over the estimated useful lives, which are as follows:
Years
Buildings and other construction	33
Installations	10
Furniture and fixtures	10
Vehicles and equipment	5
Computer hardware	4

Estimated useful lives of intangible assets
Intangible assets identified as a consequence of the acquisition of subsidiaries are recognized in the consolidated statement of financial position at their fair values determined on the acquisition date and are amortized using the straight line method over their estimated useful life as follows:
Estimated useful life in years
Client relationship - Prima AFP (AFP Unión Vida)	20
Client relationship – Credicorp Capital Holding Chile (Inversiones IMT)	22
Client relationship - Edyficar Perú	10
Client relationship – Mibanco	7
Client relationship - Ultraserfinco	9.2
Brand - Mibanco	25
Brand - Culqi	5
Fund manager contract - Credicorp Capital Colombia	20 and 28
Fund manager contract - Credicorp Capital Holding Chile (Inversiones IMT)	11 and 24
Fund manager contract - Ultraserfinco	23
Core deposits - Mibanco	6
Others	Between 3 and 7.5